CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		51 Months Ended	57 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenue	$ 16,255		$ 75,254		$ 174,002	$ 2,960	$ 176,962	$ 252,216
Expenses
Consulting fees	391,090	1,181,081	1,555,870	3,096,614	4,163,376	4,629,985	13,433,879	14,989,749
Exploration and development	286	375,669	1,664	671,913	1,362,022	327,058	2,459,494	2,461,158
Mill operating expenses	71,437	470,793	144,298	854,706	512,453	836,509	1,348,962	1,493,260
Property lease fees	250,000		500,000			250,000	250,000	750,000
Compensation expense	116,047	457,014	220,691	772,466	729,288	1,167,222	2,363,177	2,583,868
Stock compensation expense	458,576		917,151		4,107,200	1,163,542	5,270,742	6,187,893
Depreciation expense	96,341	95,829	192,684	177,926	345,442	235,647	737,741	930,425
General and administrative	307,737	204,660	579,312	520,702	977,007	723,616	3,484,179	4,063,491
Total expenses	1,691,514	2,785,046	4,111,670	6,094,327	12,196,788	9,333,579	29,348,174	33,459,844
Loss from operations	(1,675,259)	(2,785,046)	(4,036,416)	(6,094,327)	(12,022,786)	(9,330,619)	(29,171,212)	(33,207,628)
Interest expense	(89,928)	(58,919)	(154,359)	(104,649)	(248,085)	(243,397)	(650,338)	(804,697)
Debt conversion expense	(588,701)		(2,056,627)					(2,056,627)
Net Loss	$ (2,353,888)	$ (2,843,965)	$ (6,247,402)	$ (6,198,976)	$ (12,270,871)	$ (9,574,016)	$ (29,821,550)	$ (36,068,952)
Net loss per common share - basic and diluted		$ (0.01)	$ (0.01)	$ (0.02)	$ (0.04)	$ (0.04)	$ (0.16)	$ (0.16)
Weighted average number of common shares outstanding - basic and diluted	647,990,623	315,835,606	616,820,040	309,240,231	332,290,119	229,402,629	183,743,491	229,034,308